Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ (6,271)	[1]	$ (6,992)	[1],[2]	$ (6,659)
Ending balance	(8,858)		(6,271)	[1]	(6,992)	[1],[2]
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Effect of adoption of new accounting standard - IFRS 16							$ 4,556
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(37,444)		(30,916)		(32,202)
Additions	2,166		2,362		3,046
Disposals	(145)		(303)		(4,495)
Reclassification			0
Exchange difference	46		(87)		163
Ending balance	(39,511)		(37,444)		(30,916)
Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,617		23,924		25,543
Disposals	135		291		4,495
Reclassification					0
Increase (decrease) through transfers, property, plant and equipment			0
Exchange difference	45		(76)		116
Depreciation charge for the year	4,070		3,060		2,760
Impairment loss recognised in profit or loss, property, plant and equipment	56
Ending balance	30,653		26,617		23,924
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(296)		(29)		(520)
Ending balance	(120)		(296)		(29)
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Effect of adoption of new accounting standard - IFRS 16							0
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,253)		(1,242)		(1,303)
Additions	15		34		9
Disposals	0		(30)		(87)
Reclassification			14
Exchange difference	3		(7)		17
Ending balance	(1,271)		(1,253)		(1,242)
Leasehold improvements | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	957		1,213		783
Disposals	0		18		87
Reclassification					(275)
Increase (decrease) through transfers, property, plant and equipment			(418)
Exchange difference	4		(8)		16
Depreciation charge for the year	190		188		226
Impairment loss recognised in profit or loss, property, plant and equipment	0
Ending balance	1,151		957		1,213
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,825)		(6,291)		(5,992)
Ending balance	(4,605)		(5,825)		(6,291)
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Effect of adoption of new accounting standard - IFRS 16							0
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,027)		(25,913)		(27,150)
Additions	1,274		2,248		2,979
Disposals	(130)		(70)		(4,327)
Reclassification			0
Exchange difference	32		(64)		111
Ending balance	(29,203)		(28,027)		(25,913)
Plant and equipment | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,202		19,622		21,158
Disposals	120		70		4,327
Reclassification					(326)
Increase (decrease) through transfers, property, plant and equipment			0
Exchange difference	30		(55)		60
Depreciation charge for the year	2,430		2,705		2,405
Impairment loss recognised in profit or loss, property, plant and equipment	56
Ending balance	24,598		22,202		19,622
IT and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(150)		(672)		(147)
Ending balance	(84)		(150)		(672)
IT and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Effect of adoption of new accounting standard - IFRS 16							0
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,608)		(3,761)		(3,749)
Additions	30		80		58
Disposals	(15)		(203)		(81)
Reclassification			(14)
Exchange difference	11		(16)		35
Ending balance	(3,634)		(3,608)		(3,761)
IT and office equipment | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,458		3,089		3,602
Disposals	15		203		81
Reclassification					601
Increase (decrease) through transfers, property, plant and equipment			418
Exchange difference	11		(13)		40
Depreciation charge for the year	96		167		129
Impairment loss recognised in profit or loss, property, plant and equipment	0
Ending balance	3,550		3,458		3,089
Right of use
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0		0		0
Ending balance	(4,049)		0		0
Right of use | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Effect of adoption of new accounting standard - IFRS 16							$ 4,556
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,556)		0		0
Additions	847		0		0
Disposals	0		0		0
Reclassification			0
Exchange difference	0		0		0
Ending balance	(5,403)		(4,556)		0
Right of use | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0		0		0
Disposals	0		0		0
Reclassification					0
Increase (decrease) through transfers, property, plant and equipment			0
Exchange difference	0		0		0
Depreciation charge for the year	1,354		0		0
Impairment loss recognised in profit or loss, property, plant and equipment	0
Ending balance	1,354		0		$ 0
Previously stated | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(32,888)
Ending balance			(32,888)
Previously stated | Leasehold improvements | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,253)
Ending balance			(1,253)
Previously stated | Plant and equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,027)
Ending balance			(28,027)
Previously stated | IT and office equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,608)
Ending balance			(3,608)
Previously stated | Right of use | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 0
Ending balance			$ 0

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.